NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS - 9.0% SENIOR SECURED NOTES (DETAILS) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 21, 2010 Senior Secured Notes 9 Percent [Member]	Dec. 31, 2011 Senior Secured Notes 9 Percent [Member]	Dec. 31, 2010 Senior Secured Credit Agreement	Dec. 31, 2011 Maximum [Member] Senior Secured Credit Agreement
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 275.0		$ 375.0
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Proceeds from Issuance of Secured Debt	267.0
Purchase Price Percentage		100.00%
Debt Instrument, Percentage Company May Redeem of Aggregate Principal Amounts		35.00%
Percentage of Aggregate Principal Amount Plus Accrued and Unpaid Interest, Purchase Price Paid with Proceeds of Equity Offerings		109.00%
Mandatory Repurchase Upon Change of Control, Percentage of Aggregate Principal Amount, Purchase Price		101.00%
Percentage of Principal Amount Outstanding, Held		25.00%
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement				$ 25.0